OPERATING INCOME - Fees and commissions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract liabilities
Increase in contract liabilities		$ 9,046
Accounts receivable from contracts with customers, net	$ 182,672	177,991	$ 203,198
Contract liabilities	55,025	64,071	60,791
Allowances for receivables from customers	16,537	36,061	9,769
Fees and Commissions Expenses
Baking services	798,729	587,531	585,593
Sales, collections and other services	619,715	558,038	423,630
Correspondent banking	307,308	213,850	176,326
Payments and collections	26,897	20,034	44,990
Others	108,034	182,132	322,700
Total expenses for commissions	$ 1,860,683	1,561,585	1,553,239
Minimum
OPERATING INCOME
Intermediation margin	0.00%
Maximum
OPERATING INCOME
Intermediation margin	4.00%
Operating Segments
Revenue from contracts with customers
Revenue from contracts with customers	$ 5,293,804	4,598,413	4,578,984
Fees and Commissions Expenses
Total expenses for commissions	1,860,683	1,561,585	1,553,239
Operating Segments | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	682,231	582,845	668,451
Operating Segments | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	2,236,121	1,845,867	1,821,946
Operating Segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	26,854	28,364	26,534
Operating Segments | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	72,549	61,774	56,023
Operating Segments | Trust services revenue
Revenue from contracts with customers
Revenue from contracts with customers	463,123	454,250	445,804
Operating Segments | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	94,353	52,036	38,990
Operating Segments | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	686,592	728,642	643,026
Operating Segments | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	733,361	595,222	623,758
Operating Segments | Other fees and commissions
Revenue from contracts with customers
Revenue from contracts with customers	298,620	249,413	254,452
Operating Segments | Banking | Colombia
Revenue from contracts with customers
Revenue from contracts with customers	3,841,472	3,291,382	3,269,747
Fees and Commissions Expenses
Total expenses for commissions	1,524,691	1,313,286	1,297,186
Operating Segments | Banking | Colombia | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	414,870	329,281	422,943
Operating Segments | Banking | Colombia | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	1,830,128	1,484,085	1,421,039
Operating Segments | Banking | Colombia | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	43,863	38,864	32,829
Operating Segments | Banking | Colombia | Trust services revenue
Revenue from contracts with customers
Revenue from contracts with customers		844
Operating Segments | Banking | Colombia | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	636,632	685,783	607,758
Operating Segments | Banking | Colombia | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	723,297	595,222	623,758
Operating Segments | Banking | Colombia | Other fees and commissions
Revenue from contracts with customers
Revenue from contracts with customers	192,682	157,303	161,420
Operating Segments | Banking | Panama
Revenue from contracts with customers
Revenue from contracts with customers	351,603	310,773	350,055
Fees and Commissions Expenses
Total expenses for commissions	151,906	118,016	143,616
Operating Segments | Banking | Panama | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	69,379	77,727	77,976
Operating Segments | Banking | Panama | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	174,226	147,448	200,372
Operating Segments | Banking | Panama | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	12,661	10,047	7,893
Operating Segments | Banking | Panama | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	16,125	13,976	14,369
Operating Segments | Banking | Panama | Trust services revenue
Revenue from contracts with customers
Revenue from contracts with customers	17,420	18,089	13,033
Operating Segments | Banking | Panama | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	1,998	789	391
Operating Segments | Banking | Panama | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	49,730	42,697	35,014
Operating Segments | Banking | Panama | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	10,064
Operating Segments | Banking | Panama | Other fees and commissions
Revenue from contracts with customers
Revenue from contracts with customers			1,007
Operating Segments | Banking | El Salvador
Revenue from contracts with customers
Revenue from contracts with customers	359,724	289,792	268,309
Fees and Commissions Expenses
Total expenses for commissions	116,600	74,887	60,673
Operating Segments | Banking | El Salvador | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	118,532	105,821	99,222
Operating Segments | Banking | El Salvador | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	168,273	126,857	117,541
Operating Segments | Banking | El Salvador | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	6,928	5,112	5,541
Operating Segments | Banking | El Salvador | Trust services revenue
Revenue from contracts with customers
Revenue from contracts with customers	6,567	1,868	1,713
Operating Segments | Banking | El Salvador | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	1,353	1,723	1,496
Operating Segments | Banking | El Salvador | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	129	139	160
Operating Segments | Banking | El Salvador | Other fees and commissions
Revenue from contracts with customers
Revenue from contracts with customers	57,942	48,272	42,636
Operating Segments | Banking | Guatemala
Revenue from contracts with customers
Revenue from contracts with customers	159,908	176,268	170,854
Fees and Commissions Expenses
Total expenses for commissions	50,144	39,871	38,006
Operating Segments | Banking | Guatemala | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	56,548	49,782	52,627
Operating Segments | Banking | Guatemala | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	61,831	85,643	78,764
Operating Segments | Banking | Guatemala | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers		9	24
Operating Segments | Banking | Guatemala | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	3,716	2,713	2,440
Operating Segments | Banking | Guatemala | Trust services revenue
Revenue from contracts with customers
Revenue from contracts with customers	704	788	572
Operating Segments | Banking | Guatemala | Other fees and commissions
Revenue from contracts with customers
Revenue from contracts with customers	37,109	37,333	36,427
Operating Segments | Trust
Revenue from contracts with customers
Revenue from contracts with customers	347,878	349,150	349,438
Fees and Commissions Expenses
Total expenses for commissions	3,881	4,095	2,942
Operating Segments | Trust | Trust services revenue
Revenue from contracts with customers
Revenue from contracts with customers	347,838	349,127	349,402
Operating Segments | Trust | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	40	8	36
Operating Segments | Trust | Other fees and commissions
Revenue from contracts with customers
Revenue from contracts with customers		15
Operating Segments | Investment banking
Revenue from contracts with customers
Revenue from contracts with customers	79,531	37,447	30,829
Fees and Commissions Expenses
Total expenses for commissions	49	61	154
Operating Segments | Investment banking | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	79,521	37,354	30,142
Operating Segments | Investment banking | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	10	3	7
Operating Segments | Investment banking | Other fees and commissions
Revenue from contracts with customers
Revenue from contracts with customers		90	680
Operating Segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	117,282	112,628	113,364
Fees and Commissions Expenses
Total expenses for commissions	4,135	3,597	3,229
Operating Segments | Brokerage | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	14,193	18,308	18,617
Operating Segments | Brokerage | Trust services revenue
Revenue from contracts with customers
Revenue from contracts with customers	90,548	81,373	80,534
Operating Segments | Brokerage | Securities brokerage
Revenue from contracts with customers
Revenue from contracts with customers	11,481	12,170	6,961
Operating Segments | Brokerage | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	51	12	51
Operating Segments | Brokerage | Other fees and commissions
Revenue from contracts with customers
Revenue from contracts with customers	1,009	765	7,201
Operating Segments | International Banking
Revenue from contracts with customers
Revenue from contracts with customers	33,309	28,896	25,800
Fees and Commissions Expenses
Total expenses for commissions	6,556	4,600	3,922
Operating Segments | International Banking | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	22,902	20,234	15,683
Operating Segments | International Banking | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	1,663	1,834	4,230
Operating Segments | International Banking | Acceptances Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	1,917	1,109	844
Operating Segments | International Banking | Trust services revenue
Revenue from contracts with customers
Revenue from contracts with customers	46	46	41
Operating Segments | International Banking | Other fees and commissions
Revenue from contracts with customers
Revenue from contracts with customers	6,781	5,673	5,002
Operating Segments | All other segments
Revenue from contracts with customers
Revenue from contracts with customers	3,097	2,077	588
Fees and Commissions Expenses
Total expenses for commissions	2,721	3,172	3,511
Operating Segments | All other segments | Trust services revenue
Revenue from contracts with customers
Revenue from contracts with customers		2,115	509
Operating Segments | All other segments | Other fees and commissions
Revenue from contracts with customers
Revenue from contracts with customers	$ 3,097	$ (38)	$ 79